Business combinations - Prior Year Acquisitions (Details) € in Thousands, £ in Millions		5 Months Ended
	Sep. 06, 2021 EUR (€)	Sep. 05, 2021	Sep. 06, 2021 GBP (£)	Mar. 19, 2021 EUR (€)
Yocuda
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	45.90%		45.90%
Cash consideration paid	€ 3,502		£ 3.0
Proportion of ownership interest in subsidiary	56.30%	10.40%
Consideration payable	€ 8,337
Contingent consideration payable	€ 0
ZigZag
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				100.00%
Cash consideration paid				€ 51,879
Consideration payable				66,381
Contingent consideration payable				€ 9,596